Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income Per Limited Partner Unit
NET INCOME PER LIMITED PARTNER UNIT:
Basic net income per limited partner unit is computed by dividing net income, after considering the General Partner’s interest, by the weighted average number of limited partner interests outstanding. Diluted net income per limited partner unit is computed by dividing net income (as adjusted as discussed herein), after considering the General Partner’s interest, by the weighted average number of limited partner interests outstanding and the assumed conversion of our Preferred Units, see Note 7. For the diluted earnings per share computation, income allocable to the limited partners is reduced, where applicable, for the decrease in earnings from ETE’s limited partner unit ownership in ETP or Sunoco LP that would have resulted assuming the incremental units related to ETP’s or Sunoco LP’s equity incentive plans, as applicable, had been issued during the respective periods. Such units have been determined based on the treasury stock method.
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2016	2015	2014
Income from continuing operations	$520	$1,012	$994
Less: Income (loss) from continuing operations attributable to noncontrolling interest	(487)	(176)	371
Income from continuing operations, net of noncontrolling interest	1,007	1,188	623
Less: General Partner’s interest in income from continuing operations	3	3	2
Less: Convertible Unitholders’ interest in net income from continuing operations	8	—	—
Less: Class D Unitholder’s interest in income from continuing operations	—	3	2
Income from continuing operations available to Limited Partners	$996	$1,182	$619
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	1,045.5	1,062.8	1,088.6
Basic income from continuing operations per Limited Partner unit	$0.95	$1.11	$0.57
Basic income (loss) from discontinued operations per Limited Partner unit	$(0.01)	$—	$0.01
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$996	$1,182	$619
Dilutive effect of equity-based compensation of subsidiaries, distributions to Class D Unitholder and Convertible Units	8	3	(2)
Diluted income from continuing operations available to Limited Partners	1,004	1,185	617
Weighted average limited partner units	1,045.5	1,062.8	1,088.6
Dilutive effect of unconverted unit awards and Convertible Units	33.1	1.6	2.2
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,078.6	1,064.4	1,090.8
Diluted income from continuing operations per Limited Partner unit	$0.93	$1.11	$0.57
Diluted income (loss) from discontinued operations per Limited Partner unit	$(0.01)	$—	$0.01